Share Capital (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Equity [Abstract]
Summary of Stock Option Activity

A summary of the Company’s option activity related to options to employees and directors, and related information is as follows:

	For the nine months ended September 30, 2018
	Number of stock options	Weighted average exercise price	Aggregate intrinsic value

Outstanding at beginning of period	414,965	$11.70	$1,859
Granted	10,000	9	-
Exercised	(2,487)	-	-
Cancelled	-	-	-
Outstanding at end of period	422,478	$11.70	$729
Vested and expected-to-vest at end of period	228,758	$7.80	$729

	For the year ended December 31, 2017(*)
	Number of stock options	Weighted average exercise price	Aggregate intrinsic value
Outstanding at beginning of period	174,328	$1.95	$3,739
Granted	272,090	16.50	-
Exercised	(31,453)	-	-
Cancelled	-	-	-
Outstanding at end of period	414,965	$11.70	$1,859
Vested and expected-to-vest at end of period	142,875	$1.95	$1,375

(*)	December 31, 2017 options data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.

A summary of the Company’s option activity related to options to employees and directors, and related information is as follows:

	For the year ended December 31, 2017(**)
	Number of stock options	Weighted average exercise price	Aggregate intrinsic value

Outstanding at beginning of period	174,328	$1.95	$3,739
Granted	272,090	16.5	-
Exercised	(31,453)	-	-
Cancelled	-	-	-
	414,965	$11.7	$1,859
Outstanding at end of period	142,875	$1.95	$1,375
Vested and expected-to-vest at end of period	174,328	$1.95	$3,739

	For the year ended December 31, 2016(**)
	Number of stock options	Weighted average exercise price	Aggregate intrinsic value

Outstanding at beginning of period	77,846	$4.2	-
Granted	96,482	(*)	-
Exercised	-	-	-
Cancelled	-	-	-

Outstanding at end of period	174,328	$1.95	$15,624
Vested and expected-to-vest at end of period	174,328	$1.95	$15,624

(*) Less than 1

(**) December 31 2017 and 2016 options data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.

Schedule of Stock Options Outstanding

The stock options outstanding as of September 30, 2018 and December 31, 2017, separated by exercise prices, are as follows:

Exercise price $	Stock options outstanding as of September 30, 2018	Stock options outstanding as of December 31, 2017(**)	Weighted average remaining contractual life – years as of September 30, 2018	Weighted average remaining contractual life – years as of December 31, 2017(**)	Stock options exercisable as of September 30, 2018	Stock options exercisable as of December 31, 2017(**)

4.20	77,846	77,846	7.25	8.00	77,846	77,846
15.75	133,546	133,546	9.00	9.75	46,117	-
9.00	10,000	-	10.00	-	-	-
19.35	72,508	72,508	9.00	9.75	23,565	-
15.30	66,036	66,036	9.25	10.00	18,688	-
(*)	62,542	65,029	8.00	8.75	62,542	65,029
	422,478	414,965	8.55	9.3	228,758	142,875

(*)	Less than $0.01.
(**)	December 31, 2017 options data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.

The stock options outstanding as of December 31, 2017 and December 31, 2016, separated by exercise prices, are as follows:

Exercise price		Stock options outstanding as of December 31, (**)		Weighted average remaining contractual life – years as of December 31, (**)		Stock options exercisable as of December 31, (**)
		$2017	2016	2017	2016	2017	2016

4.2		77,846	77,846	8.0	8.0	77,846	77,846
15.75		133,546	-	9.75	-	-	-
19.35		72,508	-	9.75	-	-	-
15.3		66,036	-	10	-	-	-
(*	)	65,029	96,482	8.75	9.5	65,029	96,482
		414,965	174,328	-	-	142,875	174,328

(*) Less than 1

(**) December 31 2017 and 2016 options data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.

Schedule of Stock Options Valuation Assumptions

The fair value of the stock options is estimated at the date of grant using Black-Scholes options pricing model with the following weighted-average assumptions:

	Nine months ended September 30, 2018	Year ended December 31, 2017
Expected volatility	99.4%	122.5%
Risk-free interest	2.39%	1.64%
Dividend yield	0%	0%
Expected life of up to (years)	5.24	6.25

The fair value of the stock options is estimated at the date of grant using Black-Scholes options pricing model with the following weighted-average assumptions:

	Years ended December 31,
	2017	2016

Expected volatility	122.5%	77.3%
Risk-free interest	1.64%	0.6%
Dividend yield	0%	0%
Expected life of up to (years)	6.25	5.0